UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

Center Coast Core MLP Fund I, LLC

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(Exact name of registrant as specified in charter)

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

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(Address of principal executive offices) (Zip code)

Victor Fontana

125 Maiden Lane

New York, NY 10038

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(Name and address of agent for service)

Registrant's telephone number, including area code: 212.240.9721

Date of fiscal year end: November 30

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For the Center Coast Core MLP Fund I, LLC

Form N-PX	Proxy Voting Records
Fund Name:	Center Coast Core MLP Fund I, LLC
Reporting Period:	07/01/2011-06/30/2012

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Desciption of Vote	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
Duncan Energy Partners, LP	DEP	265026104	9/7/2011	Approval of agreement and merger with Enterprise Product Partners, LP	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/24/2012	Board of Directors	Issuer	No
Magellan Midstream Partners, LP	MMP	559080106	4/24/2012	Executive Compensation	Issuer	No
Magellan Midstream Partners, LP	MMP	559080106	4/24/2012	Appointment of Independent Auditor	Issuer	No
Buckeye Partners LP	BPL	118230101	6/5/2012	Board of Directors	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/5/2012	Appointment of Independent Accountants	Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Center Coast Core MLP Fund I, LLC

By (Signature and Title)   /s/ Dan C. Tutcher

Dan C. Tutcher, President

Date    August 10, 2012